Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holiday (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aggregate dollar effect	$ (4,102)	$ (1,430)	$ (830)
Per share effect—basic	$ (0.01)	$ 0	$ 0
Per share effect—diluted	$ (0.01)	$ 0	$ 0